Capital Management	12 Months Ended
Dec. 31, 2022
Regulated Operations [Abstract]
Capital Management	CAPITAL MANAGEMENT
The Company’s objectives with respect to its capital structure are to maintain effective access to capital on a long-term basis at reasonable rates, and to deliver appropriate financial returns. In order to ensure ongoing access to capital, the Company targets to maintain strong credit quality. At December 31, 2022 and 2021, the Company’s capital structure was as follows:

As at December 31 (millions of dollars)	2022	2021
Short-term notes payable	1,374	1,045
Long-term debt payable within one year	733	603
Less: cash and cash equivalents	(530)	(540)
	1,577	1,108

Long-term debt	13,030	13,017
Common shares	5,699	5,688
Retained earnings	5,562	5,174
Total capital	25,868	24,987
Hydro One Inc. and HOSSM have customary covenants typically associated with long-term debt. Long-term debt and credit facility covenants limit permissible debt to 75% of its total capitalization, limit the ability to sell assets and impose a negative pledge provision, subject to customary exceptions. At December 31, 2022, the Company was in compliance with all financial covenants and limitations associated with the outstanding borrowings and credit facilities.